Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Adasina Social Justice All Cap Global ETF [Member]
Shareholder Report [Line Items]
Fund Name	Adasina Social Justice All Cap Global ETF
Class Name	Adasina Social Justice All Cap Global ETF
Trading Symbol	JSTC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.adasinaetf.com . You can also request this information by contacting us at (833) 743-0080 or by writing the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 743-0080
Additional Information Website	www.adasinaetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adasina Social Justice All Cap Global ETF	$ 45	0.89%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89% [1]
Net Assets	$ 271,081,000
Holdings Count | Holdings	642
Advisory Fees Paid, Amount	$ 1,142,503
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$ 271,081
Number of Holdings	642
Total Advisory Fee	$ 1,142,503
Portfolio Turnover Rate	19%

Holdings [Text Block]	Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Lam Research Corp.	3.4
NVIDIA Corp.	2.2
Visa, Inc. - Class A	1.6
NXP Semiconductors NV	1.4
Mastercard, Inc. - Class A	1.3
AT&T, Inc.	1.1
Merck & Co., Inc.	1.1
F5, Inc.	1.0
Monolithic Power Systems, Inc.	1.0
Netflix, Inc.	1.0

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.